GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	19.00%	12.00%	21.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	18.00%	23.00%	31.00%